Label	Element	Value
Lazard US Corporate Income Portfolio
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Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

THE LAZARD FUNDS, INC.
Lazard US Corporate Income Portfolio

Supplement to Current Summary Prospectus, Prospectus and Statement of Additional Information

Effective on or about February 1, 2024 (the “Effective Date”), the Portfolio name of Lazard US Corporate Income Portfolio (the “Portfolio”) will change to:

Lazard US High Yield Portfolio

Risk/Return [Heading]	rr_RiskReturnHeading	Lazard US Corporate Income Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As of the Effective Date, the following will replace the first paragraph in the section entitled “Principal Investment Strategies” in the Portfolio’s summary prospectus and the first paragraph of the sections entitled “Principal Investment Strategies” and “Investment Strategies and Investment Risks—Investment Strategies” in the Portfolio’s prospectus:

Under normal circumstances, the Portfolio invests at least 80% of its assets in high yield fixed-income securities issued by corporations or other non-governmental issuers similar to corporations, which securities are tied economically to the US. The Portfolio considers “high yield” fixed income securities to be those rated, at the time of purchase, below investment grade by S&P Global Ratings (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”) and as low as C or Ca by S&P or Moody’s, respectively, or the unrated equivalent as determined by the Investment Manager (“junk bonds”). The Portfolio may invest in dollar-denominated securities of non-US companies, including, to a limited extent, in emerging market companies.